Information on remuneration - Remuneration costs of the Executive Committee (Detail Parenthetical)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Executive committee [Member]
Information on remuneration [Line items]
Number of members	12	12	8